Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 16,132,479	$ 14,970,917
Master Trust
EBP, Master Trust [Line Items]
Accrued interest and dividends	15,877	17,180
Other net assets	8,648	4,994
Net assets available for benefits	16,881,531	15,655,880
Master Trust | Registered investment companies (mutual funds)
EBP, Master Trust [Line Items]
Investments, at fair value	97,747	500,106
Master Trust | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	12,677,091	11,107,463
Master Trust | Equity securities
EBP, Master Trust [Line Items]
Investments, at fair value	2,307,397	2,244,340
Master Trust | Fixed income securities
EBP, Master Trust [Line Items]
Investments, at fair value	406,994	386,182
Master Trust | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments, at fair value	459,800	368,784
Master Trust | Merck common stock
EBP, Master Trust [Line Items]
Investments, at fair value	907,977	1,026,831
Merck US Savings Plan Interest
EBP, Master Trust [Line Items]
Accrued interest and dividends	14,659	15,934
Other net assets	8,233	4,747
Net assets available for benefits	16,046,971	14,892,909
Merck US Savings Plan Interest | Registered investment companies (mutual funds)
EBP, Master Trust [Line Items]
Investments, at fair value	91,946	474,904
Merck US Savings Plan Interest | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	12,108,089	10,620,120
Merck US Savings Plan Interest | Equity securities
EBP, Master Trust [Line Items]
Investments, at fair value	2,189,256	2,130,066
Merck US Savings Plan Interest | Fixed income securities
EBP, Master Trust [Line Items]
Investments, at fair value	386,758	367,820
Merck US Savings Plan Interest | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments, at fair value	435,989	352,416
Merck US Savings Plan Interest | Merck common stock
EBP, Master Trust [Line Items]
Investments, at fair value	$ 812,041	$ 926,902